Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior Notes Payable Due 2014 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2014 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2015 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2015 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2018 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2018 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2021 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2021 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2022 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2022 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2038 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2038 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2041 [Member]	Dec. 31, 2011 Senior Notes Payable Due 2041 [Member]	Dec. 31, 2012 Senior Notes Payable [Member]	Dec. 31, 2011 Senior Notes Payable [Member]	Dec. 31, 2012 Other Debt [Member]	Dec. 31, 2011 Other Debt [Member]	Dec. 31, 2012 Obligations Under Capital Leases [Member]	Dec. 31, 2011 Obligations Under Capital Leases [Member]	Dec. 31, 2012 Public offering [Member]	May 17, 2012 Public offering [Member]	Dec. 31, 2012 Amended Line of Credit [Member]	Dec. 31, 2012 Line of Credit Multi Currency [Member]
Debt Instrument [Line Items]
Principal outstanding, net of unamortized discount	$ 2,076.2	$ 1,584.8		$ 250.0	$ 250.0	$ 250.0	$ 0	$ 450.0	$ 450.0	$ 250.0	$ 250.0	$ 250.0	$ 0	$ 300.0	$ 300.0	$ 250.0	$ 250.0			$ 19.6	$ 70.0	$ 60.7	$ 18.6
Unamortized original issue discount																		(4.1)	(3.8)
Current maturities	(29.2)	(10.6)
Long-term maturities	2,047.0	1,574.2
Maturity date				Jun. 02, 2014		Apr. 30, 2015		Jul. 15, 2018		Jun. 01, 2021		Apr. 30, 2022		Jul. 15, 2038		Jun. 01, 2041										Jun. 06, 2016
Interest rate (in hundredths)						1.60%		6.375%		4.50%		3.60%		7.00%		5.95%
Issuance date of unsecured senior notes																								May 17, 2012
Issued amount (Senior Notes)																									500.0
Debt instrument, date of first required payment						Oct. 30, 2012						Oct. 30, 2012
Percentage of principal amount under a change of control repurchase event (in hundredths)						99.957%						99.744%
Interest rate description				interest based on the 3-month London Interbank Offered Rate (LIBOR) plus 0.93%
Basis spread (in hundredths)				0.93%
Effective interest rate				1.24%	1.46%
Maximum borrowing capacity																										835.0	250.0
Letters of credit outstanding																										25.4	199.0
Remaining capacity under revolving line of credit facility																										809.6	51.0
Weighted-average interest rate on other debt (in hundredths)																				9.20%	9.10%
Future maturities, 2013	18.9
Future maturities, 2014	250.3
Future maturities, 2015	250.3
Future maturities, thereafter	1,500.1
Interest expensed and paid [Abstract]
Interest expensed	104.4	92.4	82.2
Interest paid	$ 96.7	$ 102.8	$ 73.0